Significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2021
Bottom of range [Member] | Mining assets [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [Member] | Energy generating assets [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [Member] | Buildings [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [Member] | Supplies and accessories [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Bottom of range [Member] | Office Equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Bottom of range [Member] | Transport equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Bottom of range [Member] | Network and communication equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	4 years
Bottom of range [Member] | IT equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	4 years
Bottom of range [Member] | Machinery, plant and equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Bottom of range [Member] | Other fixed assets
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Top of range [Member] | Mining assets [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [Member] | Energy generating assets [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	16 years
Top of range [Member] | Buildings [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Top of range [Member] | Supplies and accessories [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [Member] | Office Equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [Member] | Transport equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	9 years
Top of range [Member] | Network and communication equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [Member] | IT equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	11 years
Top of range [Member] | Machinery, plant and equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Top of range [Member] | Other fixed assets
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
Weighted Average [Member] | Mining assets [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years
Weighted Average [Member] | Energy generating assets [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	9 years
Weighted Average [Member] | Buildings [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	14 years
Weighted Average [Member] | Supplies and accessories [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years
Weighted Average [Member] | Office Equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	9 years
Weighted Average [Member] | Transport equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years
Weighted Average [Member] | Network and communication equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Weighted Average [Member] | IT equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years
Weighted Average [Member] | Machinery, plant and equipment [Member]
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	13 years
Weighted Average [Member] | Other fixed assets
Significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years